Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

12.Income Taxes

Income Tax Expense

The expense for income taxes is comprised of the following:

In € thousand	2021	2020	2019
Current income tax expense	556	46	61
Current income tax expense related to prior years	143	—	—
Deferred tax expense	10	—	—
Total income tax expense	709	46	61

The income tax expenses mainly relate to foreign subsidiaries.

At German companies, a corporation tax rate of 15 % was used for the calculation of deferred taxes. In addition, a solidarity surcharge of 5.5 % on corporation tax and a trade tax rate of 11.73 % were taken into account. This resulted in an overall tax rate of 27.55 % for German companies, which is also the Group’s tax rate (2020 and 2019: 27.55 )%. For international Group companies, the respective country-specific tax rates have been used for the calculation of current and deferred taxes.

Tax Rate Reconciliation

The following table presents the reconciliation of expected tax expense and reported tax expense. Expected tax expense is determined by multiplying consolidated profit before tax from continuing operations by the total group tax rate of 27.55%:

In € thousand	2021	2020	2019
Profit (Loss) before income tax	(410,327)	(188,381)	(63,418)
Income tax rate	27.55%	27.55%	27.55%
Expected income taxes on this	113,045	51,899	17,472
Effects deriving from differences to the expected tax rate	40	54	(3)
Other non-deductible expenses and taxes	(209)	(238)	(312)
Changes in the realization of deferred tax assets	(67,465)	(22,371)	(18,978)
Other	(46,120)	(29,390)	1,760
Income tax as per statement of operations	(709)	(46)	(61)
Effective tax rate in %	(0.2)%	0.0%	(0.1)%

The other effects in 2021 mainly relate to expenses resulting from non-cash share listing expense (€111,109 thousand; resulting in a reconciliation effect of €30,610 thousand) and other share-based payments (€40,321 thousand, resulting in a reconciliation effect of €11,108 thousand) and the share-based payment for the Azul up-front warrants (€13,030 thousand; resulting in a reconciliation effect of €3,590 thousand) as well as finance income resulting from the embedded derivatives of the convertible loans (€6,351 thousand; resulting in a reconciliation effect of €1,750 thousand) and fair value adjustments of former Qell warrants (€4,454 thousand; resulting in a reconciliation effect of €1,227 thousand).

The other effects in 2020 mainly relate to equity settled share-based payments (€71,990 thousand, resulting in a reconciliation effect of €19,883 thousand), the recognition of the day one effect of the convertible loan in equity (€34,084 thousand, resulting in a reconciliation effect of €9,390 thousand) and transaction cost deducted from equity (€503 thousand, resulting in a reconciliation effect €139 thousand).

The other effects in 2019 mainly relate to the embedded derivative of the convertible loans (€3,981 thousand, resulting in a reconciliation effect of €1,097 thousand).

Deferred Taxes

Deferred taxes relate to the following:

	Deferred tax assets		Deferred tax liabilities
In € thousand	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Non-current assets	3,010	2,289	3,099	3,043
Intangible assets	2,995	2,261	—	—
Property, plant and equipment	15	—	3,088	2,855
Financial assets	—	28	11	188
Current assets	14	9	286	—
Inventories	11	9	—	—
Receivables and other assets	3	—	286	—
Non-current liabilities	645	531	167	9
Provisions	24	—	3	9
Liabilities	621	531	163	—
Current liabilities	222	563	631	340
Provisions	91	—	—	62
Liabilities	131	563	631	278
Loss carry forwards	282	—	—	—
Gross value	4,173	3,392	4,183	3,392
Netting	(4,173)	(3,392)	(4,173)	(3,392)
Recognition in the statement of financial position	—	—	10	—

The deferred tax assets and liabilities disclosure as of December 31, 2021 and 2020, reflect the gross deferred tax right-of-use asset and related gross deferred lease liability.

As of December 31, 2021, and 2020, there were the following tax attributes (gross):

In € thousand	12/31/2021	12/31/2020
Corporation tax loss carryforwards	388,980	129,704
Trade tax loss carryforwards	387,524	128,889
Interest carryforwards	15,846	14,879

The reported tax loss and interest carryforwards mainly relate to the German Lilium entities and can be carried forward indefinitely. Tax loss carryforwards amounting to €47,780 thousand cannot be used during the time of the tax group between Lilium GmbH as controlling entity and Lilium eAircraft GmbH as controlled entity. German minimum taxation rules and interest stripping rules apply. These tax attributes may be subject to restrictions of the German change in ownership rules (Sec. 8c KStG) going forward. The closing of the de-SPAC transaction did not result in the forfeiture of the tax loss carryforwards.

These tax attributes relate to entities that have a history of losses which have been accumulated in the previous years. The respective entities neither have any taxable temporary difference exceeding the deductible temporary differences nor any tax planning opportunities and documentation available that could partly support the recognition of these tax attributes as deferred tax assets. On this basis, the Group has determined that it cannot recognize deferred tax assets on the tax attributes carried forward.

For the following deductible temporary differences and tax loss and interest carryforwards, no deferred tax assets were recognized in the financial statements:

	Deferred tax assets on
			Interest
	Temporary	Tax	carry
In € thousand	differences	losses	forward	Total
Unrecognized deferred tax assets as of January 1, 2020	20,313	11,540	2,352	34,205
Addition	—	24,099	1,311	25,410
Deductions	(3,037)	—	—	(3,037)
Unrecognized deferred tax assets as of December 31, 2020	17,276	35,639	3,663	56,578
Addition	—	70,625	266	70,891
Deductions	(3,426)	—	—	(3,426)
Unrecognized deferred tax assets as of December 31, 2021	13,850	106,624	3,929	124,043